7. Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11 – Commitments and Contingencies

On April 24, 2017, the Company entered into a two-year industrial/commercial lease within a larger multi-tenant industrial complex with Walnut Park Business Center, LLC. The Company leased a 2,800-square foot warehouse with a 1,400-square foot office space inside which allowed for assembly of products as well as efficiently run its administrative operations in the same building. The lease commenced on May 1, 2017 and ended on April 30, 2019. Rent was $3,500 per month until May 1, 2018 when rent increased to $3,605 per month. The warehouse is located at 820511 East Walnut Drive North, Walnut, California. The Company purchased a warehouse in Ontario, California in September 2018 and subleased the Walnut location to a third party. The Company was no longer obligated to pay for Walnut’s lease when the leases terminated on April 30, 2019. The Company subleased the Walnut location to a third party beginning October 15, 2018 and terminated on April 30, 2019 when the lease ended. The sublease tenant paid $7,210 as security deposit, shown as other payable in current liability. Total rent expense was $ 26,025 for the nine months ended September 30, 2018.

Note 7 – Commitments and Contingencies

On April 24, 2017, we entered into a two-year industrial/commercial lease within a larger multi-tenant industrial complex with Walnut Park Business Center, LLC. We leased a 2,800-square foot warehouse with a 1,400-square foot office space inside which will allow us to assemble our products as well as efficiently run our administrative operations in the same building. The lease commenced on May 1, 2017 and will end on April 30, 2019. We will pay $3,500 per month until May 1, 2018 when the rent will increase to $3,605 per month. The warehouse is located at 820511 East Walnut Drive North, Walnut, California. The Company purchased a warehouse in Ontario, California in September and subleased the Walnut location to a third party. The Company is no longer obligated to pay for Walnut’s lease. The sublease tenant paid $7,210 as security deposit, shown as other payable in current liability.

Total rent expense was $13,433 and $51,117 for the years ended December 31, 2018 and 2017, respectively.